Subsequent Events (Details) - USD ($)		12 Months Ended
	Apr. 30, 2023	Dec. 31, 2022	Mar. 31, 2023	Jul. 15, 2021
Subsequent Events (Details) [Line Items]
Ordinary share, issued (in Shares)				500,000,000
Net proceeds		$ 13,523,140
Offering proceeds		16,000,000
Accrued expenses		1,360,000
Additional offering expenses		199,414
Offering gross proceeds		16,000,000
Underwriting discounts		1,360,000
Offering expenses		$ 1,116,860
Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Sale of ordinary shares (in Shares)		3,200,000
Price per share (in Dollars per share)		$ 5
Initial Public Offering [Member]
Subsequent Events (Details) [Line Items]
Net proceeds		$ 13,523,140
Forecast [Member] | Initial Public Offering [Member]
Subsequent Events (Details) [Line Items]
Ordinary share, issued (in Shares)	3,200,000		3,680,000
Ordinary shares, par value (in Dollars per share)	$ 5		$ 0.0001
Sale of aggregate ordinary shares value	$ 16,000,000
Forecast [Member] | Over-Allotment Option [Member]
Subsequent Events (Details) [Line Items]
Ordinary share, issued (in Shares)			480,000